VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES	NOTE 23. VARIABLE INTEREST ENTITIES. In our Statement of Financial Position, we have assets of $401 million and $491 million and liabilities of $206 million and $206 million at December 31, 2022 and December 31, 2021, respectively, in consolidated Variable Interest Entities (VIEs). These entities were created to help our customers facilitate or finance the purchase of GE equipment and services and have no features that could expose us to losses that would significantly exceed the difference between the consolidated assets and liabilities.Our investments in unconsolidated VIEs were $5,917 million and $5,034 million at December 31, 2022 and December 31, 2021, respectively. Of these investments, $1,481 million and $1,481 million were owned by EFS, comprising equity method investments, primarily renewable energy tax equity investments, at December 31, 2022 and December 31, 2021, respectively. In addition, $4,219 million and $3,333 million were owned by our run-off insurance operations, primarily comprising of equity method investments at December 31, 2022 and December 31, 2021, respectively. The increase in investments in unconsolidated VIEs in our run-off insurance operations reflects strategic initiatives to invest in higher-yielding asset classes. Our maximum exposure to loss in respect of unconsolidated VIEs is increased by our commitments to make additional investments in these entities described in Note 24.